Earnings/(Loss) Per Share	12 Months Ended
Mar. 31, 2026
Earnings/(Loss) Per Share [Abstract]
EARNINGS/(LOSS) PER SHARE
25	EARNINGS/(LOSS) PER SHARE

(a)	Basic

Basic earnings/(loss) per ordinary share for the financial year ended are calculated by dividing earnings/(loss) for the financial year attributable to equity holders of the parent by the weighted average number of ordinary shares outstanding during the financial year.

	For the financial year end
	March 31, 2024	March 31, 2025	March 31, 2026
	USD	USD	USD
Profit/(Loss) for the financial year attributable to the owners of the Company	3,281,352	2,815,261	(15,501)
Weighted average number of ordinary shares in issue	22,500,000	23,342,466	25,000,000
Basic earnings/(loss) per ordinary share	0.15	0.12	(0.01)

(b)	Diluted

Diluted earnings (loss) per ordinary share for the financial year is calculated by dividing the earnings/(loss) for the financial year attributable to equity holders of the parent by the weighted average number of ordinary shares outstanding during the financial year adjusted for the effects of dilutive potential ordinary shares.

For the year ended March 31, 2026, the outstanding warrants were excluded from the calculation of diluted loss per share because their inclusion would have been anti-dilutive due to the Company’s net loss. For the year ended March 31, 2025, the outstanding warrants were excluded from the calculation of diluted earnings per share because the average market price of the Company’s common stock was below the exercise price of the warrants.